Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of presentation
– The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and the rules and regulations of the SEC and assumes that the Company will continue to operate as a going concern. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. These condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, including normal and recurring adjustments, which the Company considers necessary for the fair statement of financial information. The results of operations and comprehensive loss for the three and six months ended June 30, 2024 are not necessarily indicative of expected results for the fiscal year ended December 31, 2024 or any other future period. These interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2023 and notes thereto included in its Form
10-K,
as filed with the SEC on March 29, 2024.

Basis of presentation
– The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and assumes that the Company will continue to operate as a going concern.

Principles of Consolidation
Principles of consolidation –
The condensed consolidated financial statements include the accounts of the Company, Celsus Therapeutics, Inc., a Delaware corporation, Volution Immuno Pharmaceuticals SA, a private Swiss company, and Akari Malta Limited, a private Maltese company, each wholly-owned subsidiaries. All intercompany transactions have been eliminated.

Principles of consolidation –
The consolidated financial statements include the accounts of the Company, Celsus Therapeutics, Inc., a Delaware corporation, Volution Immuno Pharmaceuticals SA, a private Swiss company, and Akari Malta Limited, a private Maltese company, each wholly-owned subsidiaries. All intercompany transactions have been eliminated.

Foreign Currency
Foreign currency –
The functional currency of the Company is U.S. dollars, as that is the currency of the primary economic environment in which the Company operates as well as the currency in which it has been financed.
The reporting currency of the Company is U.S. dollars. The financial statements of certain of the Company’s foreign subsidiaries are measured using their local currency as the functional currency. The Company translates its
non-U.S.
operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded as foreign currency translation adjustments, a component of accumulated other comprehensive loss. Gains or losses from foreign currency transactions are included in foreign currency exchange gains/(losses).

Foreign currency –
The functional currency of the Company is U.S. dollars, as that is the currency of the primary economic environment in which the Company operates as well as the currency in which it has been financed.

The reporting currency of the Company is U.S. dollars. The Company translates its
non-U.S.
operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded as foreign currency translation adjustments, a component of accumulated other comprehensive loss. Gains or losses from foreign currency transactions are included in foreign currency exchange gains/(losses).

Use of Estimates
Use of estimates –
The preparation of the Company’s condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets, liabilities, expenses and related disclosures. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, the valuation of share-based awards, the valuation of warrant liabilities, research and development prepayments, accruals and related expenses, and the valuation allowance for deferred income taxes. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Use of estimates –
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets, liabilities, expenses and related disclosures. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the valuation of share-based awards, the valuation of warrant liabilities, research and development prepayments, accruals and related expenses, and the valuation allowance for deferred income taxes. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Segments
Segments
– Operating segments are defined as components of an enterprise in which separate discrete information is available for evaluation by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and assessing performance. The Company’s CODM is its Chief Executive Officer (CEO). Neither the CODM nor the Company’s directors receive disaggregated financial information about the locations in which research and development is occurring. Therefore, the Company views its operations and manages its business as one operating segment, which is the business of developing advanced therapies for autoimmune and inflammatory diseases.

Concentration of Credit Risk
Concentration of credit risk
–
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company generally maintains balances in various operating accounts at financial institutions in amounts that may exceed federally insured limits. The Company has not experienced any losses related to its cash and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Concentration of credit risk
–
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company generally maintains balances in various operating accounts at financial institutions in amounts that may exceed federally insured limits. The Company has not experienced any losses related to its cash and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Fair Value Measurements
Fair value measurements
– Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”) establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 – quoted prices in active markets for identical assets and liabilities.

•
Level
 2
– inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each reporting period. The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The carrying values of the Company’s cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities. The Company’s liability-classified warrants are recorded at their estimated fair value. See Note 4.

Fair value measurements
– Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”) establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 – quoted prices in active markets for identical assets and liabilities.

•
Level
 2
– inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each reporting period. The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying values of the Company’s cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities. The Company’s liability-classified warrants are recorded at their estimated fair value. See Note 3.

Cash
Cash
–
The Company considers all highly-liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of June 30, 2024 or December 31, 2023.

Cash
–
The Company considers all highly-liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of December 31, 2023 or December 31, 2022.

Prepaid Expenses	Prepaid expenses – Payments made prior to the receipt of goods or services are capitalized until the goods or services are received.	Prepaid expenses – Payments made prior to the receipt of goods or services are capitalized until the goods or services are received.
Other Current Assets	Other current assets – Other current assets as of June 30, 2024 and December 31, 2023 were principally comprised of Value Added Tax (“VAT”) receivables.	Other current assets – Other current assets as of December 31, 2023 and December 21, 2022 were principally comprised of Value Added Tax (“VAT”) receivables.
Patent Acquisition Costs
Patent acquisition costs
– Patent acquisition costs and related capitalized legal fees are amortized on a straight-line basis over the shorter of the legal or economic life. The estimated useful life is
22 years. The Company expenses costs associated with maintaining and defending patents after their issuance in the period incurred. Amortization expense for each of the three and six months ended June 30, 2024 and 2023 was less than $0.1 million.

Patent acquisition costs
– Patent acquisition costs and related capitalized legal fees are amortized on a straight-line basis over the shorter of the legal or economic life. The estimated useful life is
22 years. The Company expenses costs associated with maintaining and defending patents after their issuance in the period incurred. Amortization expense for each of the years ended December 31, 2023 and 2022 was less than $0.1 million.

Accrued Expenses
Accrued expenses
– As part of the process of preparing the condensed consolidated financial statements, the Company estimates accrued expenses. This process involves identifying services that third parties have performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred on these services as of each balance sheet date in the Company’s condensed consolidated financial statements. Examples of estimated accrued expenses include contract service fees in conjunction with pre-clinical
and clinical trials, professional service fees and contingent liabilities. In connection with these service fees, the Company’s estimates are most affected by its understanding of the status and timing of services provided relative to the actual services incurred by the service providers. If the Company does not identify certain costs that have been incurred or it under or over-estimates the level of services or costs of such services, the Company’s reported expenses for a reporting period could be understated or overstated. The date on which certain services commence, the level of services performed on or before a given date, and the cost of services are often subject to the Company’s estimation and judgment. The Company makes these judgments based upon the facts and circumstances known to it in accordance with U.S. GAAP. See Note 5.

Accrued expenses
– As part of the process of preparing the consolidated financial statements, the Company estimates accrued expenses. This process involves identifying services that third parties have performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred on these services as of each balance sheet date in the Company’s consolidated financial statements. Examples of estimated accrued expenses include contract service fees in conjunction with pre-clinical
and clinical trials, professional service fees and contingent liabilities. In connection with these service fees, the Company’s estimates are most affected by its understanding of the status and timing of services provided relative to the actual services incurred by the service providers. If the Company does not identify certain costs that have been incurred or it under or over-estimates the level of services or costs of such services, the Company’s reported expenses for a reporting period could be understated or overstated. The date on which certain services commence, the level of services performed on or before a given date, and the cost of services are often subject to the Company’s estimation and judgment. The Company makes these judgments based upon the facts and circumstances known to it in accordance with U.S. GAAP. See Note 4.

Convertible Notes
Convertible Notes
– On May 10, 2024, the Company entered into unsecured convertible promissory notes (the “May 2024 Notes”) with existing investors: the Company’s Chairman, Dr. Ray Prudo, and Interim President and Chief Executive Officer and director of the Company, Dr. Samir Patel, for an aggregate of $1.0 million in gross proceeds. The May 2024 Notes bear interest at 15% per annum, which may be increased to 17% upon the occurrence of certain events of default as described therein, and the principal and all accrued but unpaid interest is due on the date that is the earlier of (a) ten (10) business days following the Company’s receipt of a U.K. research and development tax credit from HM Revenue and Customs, and (b) November 10, 2024. Provided, however, at any time or times from the date of the note and until the tenth business day prior to closing of the Merger, the note holders are entitled to convert any portion of the outstanding and unpaid amount, including principal and accrued interest, into Company ADSs at a fixed conversion price equal to $1.59, representing the Nasdaq official closing price of the Company’s ADSs on the issuance date, subject to certain restrictions.
The Company accounts for convertible promissory notes in accordance with ASC Topic
470-20,
Debt with Conversion and Other Options
(“ASC
470-20”)
and has not elected the fair value option as provided for within ASC Topics 815 and 825. Accordingly, the Company evaluated the embedded conversion and other features within the May 2024 Notes to determine whether any of the embedded features should be bifurcated from the host instrument and accounted for as a derivative at fair value. Based on management’s evaluation, the Company determined that the May 2024 Notes were not issued at a substantial premium and none of the embedded features were required to be bifurcated and accounted for separately. Accordingly, the May 2024 Notes are accounted for as a single liability measured at its amortized cost. Issuance costs incurred in connection with the issuance of the May 2024 Notes were immaterial. Interest expense incurred on the May 2024 Notes was less than $0.1 million for the three and six months ended June 30, 2024. As of June 30, 2024, accrued interest on the May 2024 Notes of less than $0.1 million is included within “Accrued expenses” in the Company’s balance sheets.

Warrant Liability
Warrant Liability
– The Company accounts for ordinary share or ADS warrants as either equity instruments, liabilities or derivative liabilities in accordance with ASC Topic 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and/or ASC Topic 815,
Derivatives and Hedging
(“ASC 815”), depending on the specific terms of the warrant agreement. Liability-classified warrants are recorded at their estimated fair values at issuance are remeasured each reporting period until they are exercised, terminated, reclassified or otherwise settled. Changes in the estimated fair value of liability-classified warrants are recorded in “change in fair value of warrant liability” in the Company’s condensed consolidated statements of operations and comprehensive loss. Equity-classified warrants are recorded within “additional paid-in
capital” in the Company’s condensed consolidated statements of shareholders’ (deficit) equity at the time of issuance and not subject to remeasurement.
In connection with the sale of the ADSs in the September 2022 Registered Direct Offering, the Company issued to the investors registered Series A warrants (“Series A Warrants”) to purchase an aggregate of 755,000 ADSs at $17.00 per ADS and registered Series B warrants (“Series B Warrants”) to purchase an aggregate of 755,000 ADSs at $17.00 per ADS (collectively, the “September 2022 Warrants”).The Company determined that the September 2022 Warrants are not indexed to the Company’s own stock in the manner contemplated by ASC
815-40-15,
Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock
. Accordingly, the Company classifies the September 2022 Warrants as derivative liabilities in its consolidated balance sheets.

Warrant Liability
– The Company accounts for ordinary share or ADS warrants as either equity instruments, liabilities or derivative liabilities in accordance with ASC Topic 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and/or ASC Topic 815,
Derivatives and Hedging
(“ASC 815”), depending on the specific terms of the warrant agreement. Liability-classified warrants are recorded at their estimated fair values at issuance are remeasured each reporting period until they are exercised, terminated, reclassified or otherwise settled. Changes in the estimated fair value of liability-classified warrants are recorded in “change in fair value of warrant liability” in the Company’s consolidated statements of operations and comprehensive loss. Equity-classified warrants are recorded within “additional paid-in
capital” in the Company’s consolidated statements of shareholders’ (deficit) equity at the time of issuance and not subject to remeasurement.

Other Current Liabilities
Other Current Liabilities
– In February 2024, the Company entered into a short-term financing arrangement with a third-party vendor to finance insurance premiums. The aggregate amount financed under this agreement was $1.1 million bearing interest at an annual rate of 7.49%. As of June 30, 2024, the balance of $0.6 million, which is included in “Other current liabilities” in the Company’s balance sheets, is scheduled to be paid in monthly installments through November 2024.

Research and Development Expenses
Research and development expenses –
Costs associated with research and development are expensed as incurred unless there is an alternative future use in other research and development projects. Research and development expenses include, among other costs, salaries and personnel–related expenses, fees paid for contract research services, fees paid to clinical research organizations, costs incurred by outside laboratories, manufacturers and other accredited facilities in connection with clinical trials and preclinical studies.
Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received. The Company records expenses related to clinical studies and manufacturing development activities based on its estimates of the services received and efforts expended pursuant to contracts with multiple contract research organizations and manufacturing vendors that conduct and manage these activities on its behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract, and may result in uneven cash flows. There may be instances in which payments made to the Company’s vendors will exceed the level of services provided and result in a prepayment of the expense. Payments under some of these contracts depend on factors such as the successful enrollment of subjects and the completion of clinical study milestones. In amortizing or accruing service fees, the Company estimates the time period over which services will be performed, enrollment of subjects, number of sites activated and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the Company’s estimate, the Company will adjust the accrued or prepaid expense balance accordingly.
The Company accounts for research and development tax credits at the time its realization becomes probable as a credit to research and development expenses in the condensed consolidated statements of operations and comprehensive loss.

Research and development expenses –
Costs associated with research and development are expensed as incurred unless there is an alternative future use in other research and development projects. Research and development expenses include, among other costs, salaries and personnel–related expenses, fees paid for contract research services, fees paid to clinical research organizations, costs incurred by outside laboratories, manufacturers and other accredited facilities in connection with clinical trials and preclinical studies.
Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received. The Company records expenses related to clinical studies and manufacturing development activities based on its estimates of the services received and efforts expended pursuant to contracts with multiple contract research organizations and manufacturing vendors that conduct and manage these activities on its behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract, and may result in uneven cash flows. There may be instances in which payments made to the Company’s vendors will exceed the level of services provided and result in a prepayment of the expense. Payments under some of these contracts depend on factors such as the successful enrollment of subjects and the completion of clinical study milestones. In amortizing or accruing service fees, the Company estimates the time period over which services will be performed, enrollment of subjects, number of sites activated and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the Company’s estimate, the Company will adjust the accrued or prepaid expense balance accordingly.
The Company accounts for research and development tax credits at the time its realization becomes probable as a credit to research and development expenses in the consolidated statements of operations and comprehensive loss.

Merger-Related Costs
Merger-Related Costs –
Merger-related costs include direct expenses incurred in connection with the proposed Merger, as more fully described in Note 3, and are comprised primarily of legal and professional fees and other incremental costs directly associated to the Merger. For the three and six months ended June 30, 2024 merger-related costs totaled $0.3 million and $1.3 million, respectively.

Restructuring and Other Costs
Restructuring and Other Costs –
In May 2024, the Company began to implement a
reduction-in-force
of approximately 67% of its total workforce as a result of the recently announced program prioritization under which the Company’s
HSCT-TMA
program was suspended. The
reduction-in-force
was part of an operational restructuring plan (the “May 2024 Plan”) which included the elimination of certain senior management positions and was substantially completed by June 30, 2024. The purpose of the restructuring plan, including the reduction-in-force,
is to reduce
HSCT-TMA
related operating costs, while supporting the execution of the Company’s long-term strategic plan. During the three and six months ended June 30, 2024, the Company has incurred restructuring-related charges of $1.6 million related to the May 2024 Plan, including $1.3 million related to severance and other settlement payments to terminated executives and employees, and $0.3 million of non-cash
expenses related to accelerated vesting of equity awards. The Company does not expect to incur additional restructuring-related expenses related to the May 2024 Plan.
As of June 30, 2024, of the $1.6 million total restructuring-related charges incurred, $0.5 million was unpaid and included in accrued expenses in the accompanying condensed consolidated balance sheet. See Note 5. The Company expects these costs to be payable through the fourth quarter of 2024.

Share-Based Compensation
Share-based compensation expense –
The Company measures all share-based awards granted to employees, directors and non-employees
based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective awards. Forfeitures are accounted for as they occur. The Company classifies share-based compensation expense in its condensed consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.
The fair value of each restricted ordinary share award is determined on the date of grant based on the fair value of the Company’s ordinary shares on that same date. The fair value of each share option grant is determined on the date of grant using the Black-Scholes option pricing model, which requires inputs based on certain assumptions, including the expected stock price volatility, the expected term of the award, the risk-free interest rate, and expected dividends. See Note 7. The Company estimates stock price volatility based on the Company’s historical stock price performance over a period of time that matches the expected term of the stock options. The expected term of the Company’s options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.

Stock-based compensation expense –
The Company measures all stock-based awards granted to employees, directors and non-employees
based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective awards. Forfeitures are accounted for as they occur. The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.
The fair value of each restricted ordinary share award is determined on the date of grant based on the fair value of the Company’s ordinary shares on that same date. The fair value of each share option grant is determined on the date of grant using the Black-Scholes option pricing model, which requires inputs based on certain assumptions, including the expected stock price volatility, the expected term of the award, the risk-free interest rate, and expected dividends (See Note 6). Beginning on January 1, 2023, the Company began using its historical stock price volatility to determine the volatility assumption to be used in its Black-Scholes option pricing model. Prior to January 1, 2023, the Company estimated its expected stock price volatility based on the historical volatility of publicly traded peer companies. The expected term of the Company’s options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.

Leases
Leases –
The Company accounts for its leases in accordance with ASC 842,
Leases
. In accordance with ASC 842, the Company records a
right-of-use
(“ROU”) asset and corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. Leases with an initial term of twelve months or less are not recorded on the condensed consolidated balance sheet and are recognized on a straight-line basis over the lease term. As of June 30, 2024 and December 31, 2023, the Company did not have any leases with a term longer than twelve months. Accordingly, no ROU assets and corresponding lease liabilities are included in the Company’s condensed consolidated balance sheets as of June 30, 2024 or December 31, 2023.

Leases –
The Company accounts for its leases in accordance with ASC 842,
Leases
. In accordance with ASC 842, the Company records a
right-of-use
(“ROU”) asset and corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheet and are recognized on a straight-line basis over the lease term. As of December 31, 2023 and 2022, the Company did not have any leases with a term longer than twelve months. Accordingly, no ROU assets and corresponding lease liabilities are included in the Company’s consolidated balance sheets as of December 31, 2023 or 2022.

Income Taxes
Income taxes
– In accordance with ASC 270,
Interim Reporting
, and ASC 740,
Income Taxes
, the Company is required at the end of each interim period to determine the best estimate of its annual effective tax rate and then apply that rate in providing for income taxes on a current year-to-date
(interim period) basis. For the three and six months ended June 30, 2024 and 2023, the Company recorded no tax expense or benefit due to the expected current year loss and its historical losses. The Company has not recorded its net deferred tax asset as of either June 30, 2024 or December 31, 2023 because it maintained a full valuation allowance against all deferred tax assets as of these dates as management has determined that it is not more likely than not that the Company will realize these future tax benefits. As of June 30, 2024 and December 31, 2023, the Company had no uncertain tax positions.

Income taxes
– The Company accounts for income taxes in accordance with the accounting rules that require an asset and liability approach to accounting for income taxes based upon the future expected values of the related assets and liabilities. Deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and for tax loss and credit carry forwards and are measured using the expected tax rates estimated to be in effect when such basis differences reverse. Valuation allowances are established, if necessary, to reduce the deferred tax asset to the amount that will, more likely than not, be realized. The Company has recorded a full valuation allowance on its deferred tax assets as of December 31, 2023 and 2022.

The Company follows the provisions of ASC 740 “
Accounting for Uncertainty in Income Taxes
”, which prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition,
classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under ASC 740 “
Accounting for Uncertainty in Income Taxes
,” an entity may only recognize or continue to recognize tax positions that meet a
“more-likely-than-not”
threshold. Interest and penalties related to uncertain tax positions are recognized as general and administrative expense. At December 31, 2023 and 2022, the Company had no uncertain tax positions.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
- Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner
sources. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

Net loss per share
Net loss per share
– Basic net loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, which includes ordinary shares underlying pre-funded
warrants, as such warrant is exercisable, in whole or in part, for nominal cash consideration with no expiration date. Diluted net loss per ordinary share includes the effect, if any, from the potential exercise or conversion of securities, such as stock options, unvested restricted stock units, and warrants, which would result in the issuance of incremental ordinary shares, unless their effect would be anti-dilutive. For each of the three and six months ended June 30, 2024 and 2023, diluted net loss per ordinary share is the same as basic net loss per ordinary share as the effects of the Company’s potentially dilutive securities were anti-dilutive.
The following potential dilutive securities, presented based on amounts outstanding at the end of each reporting period, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	As of June 30,
	2024	2023
Stock options	351,934,688	680,112,400
Restricted stock units	251,823,915	418,580,700
Warrants	13,191,074,600	4,155,347,500
Convertible notes	1,257,860,000	—

Total	15,052,693,203	5,254,040,600

Net loss per share
– Basic net income (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, which includes ordinary shares underlying pre-funded
warrants, as such warrant is exercisable, in whole or in part, for nominal cash consideration with no expiration date. Diluted net income (loss) per ordinary share is computed by dividing the diluted net income (loss) available to ordinary shareholders by the weighted average number of ordinary shares, including potential dilutive ordinary shares assuming the dilutive effect as determined using the treasury stock method.
For periods in which the Company has reported net losses, diluted net loss per ordinary share is the same as basic net loss per ordinary share, since dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss for each of the years ended December 31, 2023 and 2022.
The following potential dilutive securities, presented based on amounts outstanding at the end of each reporting period, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	Year Ended December 31,
	2023	2022
Stock options	651,237,400	513,673,885
Restricted stock units	385,954,925	21,475,400
Warrants	4,240,447,500	4,155,347,500

Total	5,277,639,825	4,690,496,785

New Accounting Pronouncements
New Accounting Pronouncements
– From time to time, new accounting pronouncements are issued by the FASB and rules are issued by the SEC that the Company has or will adopt as of a specified date. Unless otherwise noted, management does not believe that any other recently issued accounting pronouncements issued by the FASB or guidance issued by the SEC had, or is expected to have, a material impact on the Company’s present or future consolidated financial statements.
Recently Issued (Not Yet Adopted) Accounting Pronouncements
In November 2023, the FASB issued Accounting Standards Update (“ASU”)
2023-07,
Segment Reporting: Improvements to Reportable Segment Disclosures
. This ASU modified the disclosure and presentation requirements primarily through enhanced disclosures of significant segment expenses and clarified that single reportable segment entities must apply Topic 280 in its entirety. This guidance is effective for the Company for the year beginning January 1, 2024, with early adoption permitted. The amendments should be applied retrospectively to all prior periods presented in the financial statement. The Company is currently assessing the impact of this guidance on its consolidated financial statements and related disclosures.
In December 2023, the FASB issued ASU
2023-09,
Improvements to Income Tax Disclosures
. This ASU improves the transparency of income tax disclosure by requiring consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. This guidance is effective for the Company for the year beginning January 1, 2025, with early adoption permitted. The amendments should be applied on a prospective basis, with retrospective application permitted. The Company is currently assessing the impact of this guidance on its consolidated financial statements and related disclosures.

New Accounting Pronouncements
– From time to time, new accounting pronouncements are issued by the FASB and rules are issued by the SEC that the Company has or will adopt as of a specified date. Unless otherwise noted, management does not believe that any other recently issued accounting pronouncements issued by the FASB or guidance issued by the SEC had, or is expected to have, a material impact on the Company’s present or future consolidated financial statements.
Recently Issued (Not Yet Adopted) Accounting Pronouncements
In November 2023, the FASB issued Accounting Standards Update (“ASU”)
2023-07,
Segment Reporting: Improvements to Reportable Segment Disclosures
. This ASU modified the disclosure and presentation requirements primarily through enhanced disclosures of significant segment expenses and clarified that single reportable segment entities must apply Topic 280 in its entirety. This guidance is effective for the Company for the year beginning January 1, 2024, with early adoption permitted. The amendments should be applied retrospectively to all prior periods presented in the financial statement. The Company is currently assessing the impact of this guidance on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU
2023-09,
Improvements to Income Tax Disclosures
. This ASU improves the transparency of income tax disclosure by requiring consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. This guidance is effective for the Company for the year beginning January 1, 2025, with early adoption permitted. The amendments should be applied on a prospective basis, with retrospective application permitted. The Company is currently assessing the impact of this guidance on its consolidated financial statements and related disclosures.